Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statement have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Group and its subsidiaries. All transactions and balances among the Group and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are those entities in which the Group, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of Directors, or to cast a majority of votes at the meeting of Directors.

Non-controlling interest represents the portion of the net assets of a subsidiary attributable to interests that are not owned by the Group. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Group. Non-controlling interest’s operating result is presented on the face of the consolidated statements of operations and comprehensive loss as an allocation of the total comprehensive loss for the year between non-controlling shareholders and the shareholders of the Group.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but not limited to, estimates for useful lives of intangible assets, impairment of long-lived assets and goodwill and allowance for expected credit loss and revenue recognition. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the financial statements.

Risks and uncertainties

Risks and uncertainties

The main operations of the Group are in Singapore. Accordingly, the Group’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Singapore, as well as by the general state of the economy in Singapore. The Group’s results may be adversely affected by changes in the political, regulatory and social conditions in Singapore. The Group believes that it is following existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Group’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Group’s operations.

Foreign currency translation and transactions

Foreign currency translation and transactions

The accompanying consolidated financial statements are presented in the Singapore Dollars (“SGD” or “S$”), which is the reporting currency of the Group. The functional currency of the Group and its subsidiary in the British Virgin Islands is United States Dollars (“USD” or “US$”), its other subsidiaries which are incorporated in Singapore, Malaysia and the Philippines are SGD, Malaysia ringgit (“RM”) and Philippine Peso (“PHP”), respectively, which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements, the financial information of the Group and other entities located outside of Singapore has been translated into SGD. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period.

The following table outlines the currency exchange rates that were used in creating the financial statements in this report:

	December 31, 2023	December 31, 2024	December 31, 2025
Year-end spot rate	SGD1.00 = RM3.4819	SGD1.00 = RM3.2862	SGD1.00 = RM3.1596
Average rate	SGD1.00 = RM3.40002	SGD1.00 = RM3.4112	SGD1.00 = RM3.2661

Year-end spot rate	SGD1.00 = USD0.7580	SGD1.00 = USD0.7320	SGD1.00 = USD0.7727
Average rate	SGD1.00 = USD0.7447	SGD1.00 = USD0.7482	SGD1.00 = USD0.7627

Year-end spot rate	-	-	SGD1.00 = PHP45.8484
Average rate	-	-	SGD1.00 = PHP44.0038

Convenience translation

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive loss, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows from SGD into USD as of December 31, 2025 are solely for the convenience of the readers and are calculated at the rate of SGD1.00 = USD0.77766, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2025. No representation is made that the SGD amounts could have been, or could be, converted, realized or settled into USD at such rate, or at any other rate.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. Cash and cash equivalents also consist of funds earned from the Group’s operating revenues which were held at third party platform fund accounts which are unrestricted as to immediate use or withdrawal. The Group maintains most of its bank accounts in Singapore and Malaysia.

Accounts receivable and allowance for expected credit losses

Accounts receivable and allowance for expected credit losses

Accounts receivable include trade accounts due from customers. Accounts are considered overdue after 30 days. Management reviews its receivables on a regular basis to determine if the allowance for expected credit loss is adequate and provides allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. As of December 31, 2023, 2024 and 2025, the Group has S$9,802, S$60,360 and S$94,515 (US$73,501) allowance for expected credit losses for accounts receivable, respectively.

Prepayments

Prepayments

Prepayments are mainly payments made to vendors or services providers for future services that have not been provided. These amounts are refundable and bear no interest. Management reviews its prepayments on a regular basis to determine if the allowance is adequate and adjusts the allowance when necessary. As of December 31, 2023, 2024 and December 31, 2025, no allowance was deemed necessary.

Deferred IPO costs

Deferred IPO costs

Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, the SEC filing and print related costs. As of December 31, 2022, the accumulated deferred IPO cost was S$676,321 (US$504,567). As of March 21, 2023 the Group successfully listed in the US Nasdaq. Therefore, these deferred IPO costs had charged against the gross proceeds of the offering as a reduction of additional paid-in capital.

The Company has subsequently completed a follow-on public offering of 3,555,555 ordinary shares on February 16, 2024. As of December 31, 2023, the accumulated deferred costs related to the follow-on public offering was S$114,794 (US$87,012), which had charged against the gross proceeds of the offering as a reduction of additional paid-in capital subsequent during the year ended December 31, 2024.

No accumulated deferred public offering cost was recognized for the year ended December 31, 2025.

Deposits

Deposits

Deposits are mainly for rent, utilities and money deposited with certain vendors. These amounts are refundable and bear no interest. The short-term deposits usually have a one-year term and are refundable upon contract termination. The long-term deposits are refunded from suppliers when terms and conditions set forth in the agreements have been satisfied.

Other current assets, net

Other current assets, net

Other current assets, net, primarily consists of other receivables from third parties. These other receivables are unsecured and are reviewed periodically to determine whether their carrying value has become impaired.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Expected useful lives
Leasehold improvements	lesser of lease term or expected useful life
Office furniture and fittings	3-5 years
Office equipment	3-5 years
Computers	3 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive loss. Expenditure for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Business combination

Business combination

The purchase price of an acquired company is allocated between tangible and intangible assets acquired and liabilities assumed from the acquired business based on their estimated fair values, with the residual of the purchase price recorded as goodwill. Transaction costs associated with business combinations are expensed as incurred and are included in general and administrative expenses in the Group’s consolidated statements of operations. The results of operations of the acquired business are included in the Group’s operating results from the date of acquisition.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. In accordance with ASC Topic 350, Goodwill and Other Intangible Assets (“ASC 350”), recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

In accordance with ASC 350, the Group assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. As of December 31, 2025, Ohmyhome Property Management Pte. Ltd. and Ohmyhome Property Inc. were the reporting units for goodwill.

Pursuant to ASC 350, the Group has an option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Group decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value based on discounted cash flow of each reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss equal to the difference will be recorded. The impairment charge would be recorded in the consolidated statements of income and comprehensive income.

Application of the goodwill impairment test requires judgment, including the determination of the fair value of each reporting unit. Estimating fair value is performed by utilizing various valuation techniques, with a primary technique being a discounted cash flow which requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital.

Intangible Assets

Intangible Assets

Intangible assets consist of software and capitalized research and development and customer relationship acquired from a business combination. Intangible assets with finite lives are carried at cost less accumulated amortization and impairment loss, if any. Intangible assets with finite lives are amortized using the straight-line method over the estimated useful lives.

Capitalized Software and research and development costs

Capitalized Software and research and development costs

The Group capitalizes certain eligible software development costs incurred in connection with its internal use software in accordance with ASC 350-40, Internal-use Software and ASC 985, Software. These capitalized costs also relate to the Group’s development of a proprietary software, HomerAI as well as a few ongoing development technology software. Capitalized software costs are amortized over the estimated useful life of 5 years. Capitalization begins once the application development stage begins, management has authorized and committed to funding the project, it is probable the project will be completed, and the software will be used to perform the function intended. Internal and external costs, if direct and incremental, are capitalized until the software is substantially complete and ready for its intended use. The Company expenses all costs incurred that relate to planning and post-implementation phases of development. Intangible assets are assessed for impairment when events or circumstances indicate the existence of a possible impairment, and none were identified in the years ended December 31, 2024 and 2025.

During the years ended December 31, 2024 and 2025 the Group capitalized S$0.2 million and S$94,630, respectively, under ASC 350 included in intangible assets.

Intangible assets that have determinable lives continue to be amortized over their estimated useful lives as follows:

Software and research and development costs	5 years
Customer relationships	5 years

Impairment for long-lived assets other than goodwill

Impairment for long-lived assets other than goodwill

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than it was originally estimated. When these events occur, the Group, its wholly-owned subsidiaries evaluate the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, an impairment loss is recognized based on the excess of the carrying value of the assets over the fair value of the assets.

The customer relationship arose from acquisition of Ohmyhome Property Management Pte. Ltd. by the Ohmyhome BVI in 2023. During the year ended December 31, 2024, the Group performed its annual impairment assessment of intangible assets in accordance with ASC 360, Property, Plant, and Equipment. As a result of the assessment, the Group recorded an impairment loss of $113,707 related to customer relationship assets. The impairment was recognized due to a decline in the expected future economic benefits from the related customer relationships, and the carrying amount exceeded the asset’s fair value. This loss is included in operating expenses in the consolidated statement of operations. For the year ended December 31, 2025, no impairment loss was recognized.

For the years ended December 31, 2023, 2024 and 2025, the Group did not recognize impairment on capitalized software and development costs.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Group.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Stock-based compensation

Stock-based compensation

On December 19, 2023, the Board of Directors adopted the 2023 Equity Incentive Plan (the “2023 Incentive Plan”). Stock-based awards are measured at the grant date based on the fair value of the award and are recognized as expense, net of actual forfeitures, on a straight-line basis over the requisite service period, which is generally the vesting period of the respective award. The Company estimates the fair value of stock options using the Black-Scholes option pricing model. The determination of the grant date fair value of stock awards issued is affected by a number of variables, including the fair value of the Group’s common stock, the expected common stock price volatility over the expected life of the awards, the expected term of the stock option, risk-free interest rates, the illiquidity of the option given its non-transferability, and the expected dividend yield of the Group’s common stock. The Group derives its volatility from the average historical stock volatilities of the Group over a period equivalent to the expected term of the awards. The risk-free interest rate is based on the United States Treasury yield curve in effect at the time of grant. The expected dividend yield is 0.0% as the Group has not paid and does not currently anticipate paying dividends on its common stock.

Stock-based compensation expense is classified in the accompanying consolidated statement of operations.

During the years ended December 31, 2024 and 2025, the Group recognized stock-based compensation expense of S$93,389 and S$32,477 (US$ 25,256), respectively.

Revenue recognition

Revenue recognition

The five-step model defined by ASC Topic 606 requires the Group to:

(1)	identify its contracts with customers;
(2)	identify its performance obligations under those contracts;
(3)	determine the transaction prices of those contracts;
(4)	allocate the transaction prices to its performance obligations in those contracts; and
(5)	recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised services are transferred to the client in an amount that reflects the consideration expected in exchange for those services.

The Group enters into service agreements with its customers that outline the rights, responsibilities, and obligations of each party. The agreements also identify the scope of services, service fees, and payment terms. Agreements are acknowledged and signed by both parties. All the contracts have commercial substance, and it is probable that the Group will collect considerations from its customers for service component.

The Group has utilized the allowable practical expedient in the accounting guidance and elected not to capitalize costs related to obtaining contracts with customers with durations of less than one year. We do not have significant remaining performance obligations.

The Group derives its revenues from three sources: (1) revenue from brokerage services, (2) revenue from emerging and other related services, and (3) revenue from estate management services and other related services.

1)	Brokerage services

The Group earns brokerage services revenue from provision of brokerage and documentation services for buying, selling, and leasing and renting properties. For entities other than Philippine, the Company recognizes commission-based brokerage revenue upon closing of a brokerage transaction and concurrently issues invoice. The transaction price is generally calculated by taking the agreed upon commission rate and applying that to the home’s selling price. Brokerage revenue primarily contains a single performance obligation that is satisfied upon the closing of a transaction, at which point the entire transaction price is earned. We are not entitled to any commission until the performance obligation is satisfied and are not owed any commission for unsuccessful transactions, even if services have been provided.

For the Philippines operations, brokerage services are recognized over time as the services are rendered, as the performance obligation is satisfied progressively.

The Group is considered to be the principal agent as it has the right to determine the service price and to define the service performance obligations, it has control over services provided and it is fully responsible for fulfilling the agency services pursuant to the housing agency service contracts it signed with the housing customers. Accordingly, the Group accounts for the commissions from these agency service contracts on a gross basis, with any commissions paid to other brokerage firms recorded as a cost of revenue. Typical payment terms set forth in the invoice is within 30 days.

2)	Emerging and other related services

The Group generates revenues from emerging and other services such as mortgage referral services and home renovation and furnishing services.

Revenue from mortgage referral services is recognized at a point in time when the referral is successfully completed and the Group’s performance obligation is satisfied.

Revenue from home renovation and furnishing services is recognized over time as the services are rendered, as the performance obligation is satisfied progressively.

3)	Estate management services and other related services

Ohmyhome Property Management Pte. Ltd. earns estate management services revenue from Management Corporate Strata Titles (MCSTs) by being appointed as the Managing Agent for the respective estates to provide routine management, administration and secretarial services, accounting and finance management, and the operation and maintenance of the estates. Management believes that the estate management services are integrated services, and it is impractical to assess standalone value to each service; accordingly, the estate management services should be considered as single performance obligation. In consideration of the services provided by the Group, the MCSTs pay a monthly fee to the Group. The contract is a fixed contract with a fixed fee over the contractual period. The monthly management fee of individual estate varies depending on the size of the estates and the scope of the services required. Estate management revenue primarily contains an ongoing performance obligation that is satisfied upon the end of each calendar month, at which point the monthly fee is earned. The revenue is recognized over time based on the fixed contract fee over the contractual period. The Group is considered to be the principal as it has the right to determine the service price and to define the service performance obligations, it has control over services provided and it is fully responsible for fulfilling the estate management services pursuant to the estate management service contracts it signed with the MCSTs. Typical payment terms set forth in the invoice are within 30 days. The Group also generates revenues from other related services such as providing of additional manpower which are usually in ad-hoc basis, certification of documents, disbursements, marketing initiatives and others that to be completed in a short-term period. Service fees for other services are generally recognized at the point in time when services are provided. Typical payment terms set forth in the invoice are within 30 days.

4)	Digital marketing services

The Company generates revenue from internet marketing services by providing content promotion services for advertisers which the Company views as customers, including marketing strategy customization, delivery channel selection, content delivery and other services. The customers continuously consumed economic benefits during the period when the company provided services, so the revenue is recognized over time during the contract period. During the service period, when the agreed services are completed, the customer signs the acceptance confirmation, and the Company recognizes revenue accordingly. Under this business model, the Company is the primary obligor and responsible for (i) identifying and contracting with third-party advertisers, and delivering the specified integrated internet marketing services to the advertisers; (ii) bearing certain risks of loss to the extent that the cost incurred for producing contents, formulating advertisement campaign and acquiring user traffic from online media platforms cannot be compensated by the total consideration received from the advertisers, which is similar to inventory risk; and (iii) performing all the billing and collection activities, including retaining credit risk. The Company assumes ownership of the specified service before it is delivered to the advertiser and acts as the principal of these arrangements and therefore recognizes revenue earned and costs incurred related to these transactions on a gross basis.

Contract balances

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. For certain services such as cleaning, painting and moving services, customers are required to pay before the services are delivered. The Group recognizes a contract asset or a contract liability in the consolidated balance sheets, depending on the relationship between the Group’s performance and the customer’s payment.

The Group classifies its right to consideration in exchange for services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Group recognizes accounts receivable in its audited condensed consolidated balance sheets when it performs a service in advance of receiving consideration and if it has the unconditional right to receive consideration. The Group did not have any capitalized contract cost as of December 31, 2023, 2024 and 2025.

Contract liabilities are recognized if the Group receives consideration in advance of performance, which is mainly in relation to emerging and other services. The Group expects to recognize a significant majority of this balance as revenue over the next 12 months, and the remainder thereafter. As of December 31, 2023, 2024 and 2025, the contract liabilities of the Group amounted to S$103,655, NIL and S$24,386, respectively. The revenue recognized for from contract liabilities from the previous periods amounted to S$194,300, S$103,655 and NIL, respectively, for the years ended December 31, 2023, 2024 and 2025.

Cost of revenue	Cost of revenue Cost of revenue consists primarily of personnel costs (including base pay and benefits), commission fee, property listing fee, referral fee and subcontracting cost.
Technology and development

Technology and development

Technology and development expenses primarily include personnel costs (including base pay, bonuses, and benefits), platform development, and maintaining and improving our website and mobile application development costs. We capitalize research and development personnel costs related to the development of our new proprietary software products and features including HomerAI, MATCH and others, as well as acquired carrying value of the proprietary software from the acquisition of Ohmyhome Property Management (S). As of December 31, 2024 and 2025, research and development and software and technology, net amounted to S$1,071,958 and S$220,791 (US$171,702), respectively, and is included in intangible assets. Other costs are expensed off as incurred and record them in technology and development expenses.

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses mainly consist of promotion and marketing expenses, media expenses for online and traditional advertising, as well as labor costs. For the year ended December 31, 2023, 2024 and 2025, the Group’s selling and marketing expenses were S$1,797,033, S$1,895,914 and S$706,276 (US$549,246), respectively.

Employee compensation

Employee compensation

Singapore

(1)	Defined contribution plan

The Group participates in the national pension schemes as defined by the laws of Singapore’s jurisdictions in which it has operations. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

(2)	Employees leave entitlement

Employee entitlements to annual leave are recognized as a liability when they are accrued to the employees. The undiscounted liability for leave expected to be settled wholly within the reporting period.

Malaysia

The full-time employees of the Group are entitled to the government mandated defined contribution plan. The Group is required to accrue and pay for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant government regulations, and make cash contributions to the government mandated defined contribution plan.

Government Grant

Government Grant

Government grants as compensation for expenses already incurred or for the purpose of giving immediate financial support to the Group during the COVID-19 pandemic. The government also periodically provides various grants for childcare and parental leaves taken by eligible employees for social and family development purposes, as well as for employment of senior employees and for development of specialized skills paid by the employer for the benefits of the employees. The government evaluates the Group’s eligibility for the grants on a consistent basis, and then makes the payment. Therefore, there are no restrictions on the grants.

Government grants are recognized when received and all the conditions for their receipt have been met and are recorded as part of Other Income. The grants received were S$25,769, S$68,114 and S$90,670 (US$70,511) for the year ended December 31, 2023, 2024 and 2025, respectively from the Singapore Government.

Segment reporting

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Group’s business segments. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s Chief Operating Decision Maker (“CODM”) for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Group has determined that it has two operating segments, which are (i) Brokerage, emerging and another related service; and (ii) Estate management services and other related services in Singapore. Majority assets of the Group are located in Singapore and majority revenue is generated in Singapore. The Group has disclosed the relevant metrics for measurement of performance in “ITEM 5. Operating and Financial Review and Prospects”.

Information reported internally for performance assessment as follows:

Year ended December 31, 2025

	Brokerage, emerging and another related service	Estate management services and other related services	Digital marketing services	Total	Total
	S$	S$	S$	S$	US$
Revenue – external parties	5,932,068	5,985,890	323,525	12,241,483	9,519,777
Revenue – related parties	-	-	-	-	-
Total revenue	5,932,068	5,985,890	323,525	12,241,483	9,519,777

Total cost of revenue	(3,735,307)	(4,312,758)	(284,702)	(8,332,767)	(6,480,106)
Gross profit	2,196,761	1,673,132	38,823	3,908,716	3,039,670

Operating expenses	(11,124,596)	(2,055,572)	(1,432)	(13,181,600)	(10,250,875)

Share-based compensation	(32,477)	-	-	(32,477)	(25,256)
Interest income	2,218	-	-	2,218	1,725
Interest expense	(15,033)	(644)	-	(15,677)	(12,191)
Foreign exchange loss	(21,605)	(98)	-	(21,703)	(16,878)
Government grants	20,447	70,223	-	90,670	70,511
Others	13,652	-	-	13,652	10,617
Other (expense) income, net	(32,798)	69,481	-	36,683	28,528
(Loss) income before income tax expenses	(8,960,632)	(312,960)	37,391	(9,236,201)	(7,182,677)
Segment (loss) income	(8,960,632)	(312,960)	37,391	(9,236,201)	(7,182,677)

Total assets	7,740,669	1,083,826	323,525	9,148,020	7,114,099
Total liabilities	2,754,397	1,814,746	287,723	4,856,866	3,777,016
Net assets (liabilities)	4,986,272	(730,920)	35,802	4,291,154	3,337,083

Year ended December 31, 2024

	Brokerage, emerging and another related service	Estate management services and other related services	Total	Total
	S$	S$	S$	US$
Revenue – external parties	6,696,107	4,182,808	10,878,915	7,962,901
Revenue – related parties	7,120	-	7,120	5,212
Total revenue	6,703,227	4,182,808	10,886,035	7,968,113

Total cost of revenue	(3,663,750)	(2,816,096)	(6,479,846)	(4,742,970)
Gross profit	3,039,477	1,366,712	4,406,189	3,225,143

Operating expenses	(6,823,320)	(1,965,639)	(8,788,959)	(6,433,143)

Share-based compensation	(93,389)	-	(93,389)	(68,357)
Interest income	76,054	-	76,054	55,668
Interest expense	(36,818)	(1,700)	(38,518)	(28,194)
Foreign exchange loss	(43,923)	(250)	(44,173)	(32,333)
Government grants	53,987	14,127	68,114	49,857
Other income, net	41,880	10,528	52,408	38,361
Loss before income tax expenses	(3,786,050)	(576,224)	(4,362,274)	(3,192,998)
Segment loss	(3,786,050)	(576,224)	(4,362,274)	(3,192,998)

Total assets	10,083,418	711,804	10,795,222	7,901,642
Total liabilities	3,444,467	1,051,416	4,495,883	3,290,796
Net assets (liabilities)	6,638,951	(339,612)	6,299,339	4,610,846

Year ended December 31, 2023

	Brokerage, emerging and another related service	Estate management services and other related services	Total	Total
	S$	S$	S$	US$
Revenue – external parties	3,635,439	846,726	4,482,165	3,397,380
Revenue – related parties	522,328	-	522,328	395,913
Total revenue	4,157,767	846,726	5,004,493	3,793,293

Total cost of revenue	(2,702,259)	(582,582)	(3,284,841)	(2,489,836)
Gross profit	1,455,508	264,144	1,719,652	1,303,457

Operating expenses	(6,692,028)	(370,555)	(7,062,583)	(5,353,281)

Share-based compensation	(537,756)	-	(537,756)	(407,607)
Interest income	106,023	-	106,023	80,363
Interest expense	(29,431)	(2,265)	(31,696)	(24,025)
Foreign exchange gain	264,367	-	264,367	200,384
Government grants	25,769	-	25,769	19,532
Other expense, net	(171,028)	(2,265)	(173,293)	(131,353)
Loss before income tax expenses	(5,407,548)	(108,676)	(5,516,224)	(4,181,177)
Segment loss	(5,407,548)	(108,676)	(5,516,224)	(4,181,177)

Total assets	9,436,152	865,788	10,301,940	7,808,643
Total liabilities	5,670,189	629,176	6,299,365	4,774,779
Net assets	3,765,963	236,612	4,002,575	3,033,864

Leases

Leases

The Group determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Group’s consolidated balance sheets. ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Group’s leases do not provide an implicit rate, the Group used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Group has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Group elected not to apply ASC 842 recognition requirements; and (ii) the Group elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and(c) initial direct costs.

Income taxes

Income taxes

The Group accounts for income taxes in accordance with U.S. GAAP for income taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax for the year ended December 31, 2023, 2024 and 2025. The Group had no uncertain tax positions for the year ended December 31, 2023, 2024 and 2025. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Comprehensive loss

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. Other comprehensive loss refers to revenues, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net loss. Other comprehensive loss consists of a foreign currency translation adjustment resulting from the Group not using the United States dollar as its functional currencies.

Loss per share

Loss per share

The Group computes loss per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net loss divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the year ended December 31, 2023, the total diluted ordinary share was 1,846,134 as compared to the basic number of ordinary share issued at 1,786,062 as of December 31, 2023. For the year ended December 31, 2024, the total diluted ordinary share was 2,372,962 as compared to the basic number of ordinary share issued at 2,250,337 as of December 31, 2024. For the year ended December 31, 2025, the total diluted ordinary share was 14,138,744 as compared to the basic number of ordinary share issued at 14,138,744 as of December 31, 2025.

Related party transactions

Related party transactions

Parties, which can be a corporation or individual, are considered to be related if the Group has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Concentration of Risks

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially expose us to concentrations of credit risk consist primarily of cash and cash equivalents and account receivable. The Group place our cash and cash equivalents with financial institutions with high credit ratings and quality.

Accounts receivable primarily comprise of amounts receivable from the service customers. The Group conducts credit evaluations of customers, and generally does not require collateral or other security from our customers. The Group establish an allowance for doubtful accounts primarily based upon the factors surrounding the credit risk of specific customers.

Concentration of customers

As of December 31, 2025, no customer accounted for more than 10% of the Group’s total revenue for the year or accounts receivables as of December 31, 2025.

As of December 31, 2024, no customer accounted for more than 10% of the Group’s total revenue for the year or accounts receivables as of December 31, 2024.

As of December 31, 2023, two customers, one is a provider of general insurance and another is a property consultancy firm, accounted for 10.0% and 25.85% of the account receivables respectively. None of the customers consisted of more than 10% of account receivables as of December 31, 2021 and 2022, respectively.

Concentration of vendors

For the year ended December 31, 2025, no vendor accounted for more than 10% of total purchases. One vendor who was a provider of technical manpower for MCSTs accounted for 26% of accounts payable, and another vendor who was a co-broke agency accounted for 10% of accounts payable.

For the year ended December 31, 2024, no vendor accounted for more than 10% of total purchases. One vendor who was a provider of technical manpower for MCSTs accounted for 16.8% of accounts payable, and another vendor who was a co-broke agency accounted for 11.7% of accounts payable.

For the year ended December 31, 2023, no vendor accounted for more than 10% of total purchases. One vendor, who is providing search engines and on-line advertising, accounted for 29% of the Group’s account payable.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jump start Our Business Start-ups Act of 2012, as amended (the “JOBS Act”), the Group meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments — Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments — Credit Losses — Available-for-Sale Debt Securities. The amendments in this Update address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. In November 2019, the FASB issued ASU No. 2019-10, which to update the effective date of ASU No. 2016-02 for private companies, not-for-profit organizations and certain smaller reporting companies applying for credit losses, leases, and hedging standard. The new effective date for these preparers is for fiscal years beginning after December 15, 2022. The Group adopted the ASU on January 1, 2023 and the adoption of this ASU did not have a material effect on the Group’s consolidated financial statements.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In December 2025, the FASB issued ASU 2025-12, which is to correct, clarify, and otherwise improve U.S. GAAP. ASU 2025-12 includes 33 improvements that span a wide range of topics, including Clarifying diluted earnings per share (EPS) calculation when a loss from continuing operations exists, Clarifying disclosure requirements for lease receivables from sales-type or direct financing leases, Revising the calculation of the reference amount for beneficial interests to prevent double counting credit losses, Clarifying the permissible methods to account for treasury stock retirements, and Clarifying the guidance for transfers of receivables from contracts with customers. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If an entity adopts the amendments in this Update in an interim period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. An entity may elect to early adopt the amendments on an issue-by-issue basis. For example, an entity may decide to early adopt certain amendments and adopt the remaining amendments at the effective date. An entity should apply the amendments in this Update (except for the amendments to Topic 260, Earnings Per Share, related to Issue 4) using one of the following transition methods: (i) Prospectively to all transactions recognized on or after the date that the entity first applies the amendments, or (ii) Retrospectively to the beginning of the earliest comparative period presented. An entity should adjust the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In December 2025, the FASB issued ASU 2025-11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. As the Board stated in the proposed guidance and reiterates in the ASU, the amendments are not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For entities other than public business entities, for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The ASU establishes authoritative guidance on the accounting for government grants received by business entities. This update is effective beginning with annual reporting period beginning after December 15, 2029, with early adoption permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its combined financial statements.

On September 18, 2025, the FASB issued Accounting Standards Update (ASU) 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. ASU 2025-06 modernizes the accounting for internal-use software (the existing internal-use software guidance does not contemplate more current methods of software development). The amendments in ASU 2025-06 are limited and focused on the key challenge that entities face in applying FASB Accounting Standards Codification (FASB ASC) 350-40—applying that guidance to software that is developed using modern, iterative approaches such as Agile, DevOps, and continuous-deployment models that do not fit neatly into the legacy “preliminary-project / application-development / post-implementation” stages described in today’s Subtopic 350-40.The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The Company expects the adoption on this ASU will not have a material effect on the Company’s consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is evaluating the impact of the adoption of this guidance. We believe the future adoption of this ASU is not expected to have a material impact on its financial statements.

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In November 2024, the FASB issued ASU 2024-03, “Income Statement — Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within those fiscal years. In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarifies that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — Codification Amendments in Response to SEC’s Disclosure Update and Simplification Initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing — Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of the above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.